Trade and Other Receivables (Details) - Schedule of Aging of Receivables that are Past Due the Average Credit Period - Current Trade Receivables [Member]	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	RM 14,566,414	$ 3,087,936	RM 7,847,744
Less than 30 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	6,410,714	1,359,008	790,489
31 days to 60 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	5,591,402	1,185,322	4,240
61 days to 210 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets			5,015,219
211 days to 240 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	738,728	156,603
241 days to less than 1 year [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	RM 1,825,570	$ 387,003	RM 2,037,796